ACQUISITIONS AND DISPOSITIONS - NET ASSETS ACQUIRED (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 13, 2020	Oct. 11, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Business Acquisition [Line Items]
Purchase price			$ 523,647	$ 0	$ 10,000
Leaf River Energy Center LLC | NJR Pipeline
Business Acquisition [Line Items]
Purchase price		$ 367,500
Net working capital adjustment		4,111
Transaction costs		1,664
Total costs capitalized		373,275
Identifiable assets acquired
Property, plant and equipment		365,715
Base gas		3,445
Other		4
Net working capital		4,111
Net assets acquired		$ 373,275
Talen Generation, LLC | Talen's Membership Interests In IEC | Adelphia Gateway
Business Acquisition [Line Items]
Purchase price	$ 166,000
Net working capital adjustment	(449)
Transaction costs	9,456
Total costs capitalized	175,007
Identifiable assets acquired
Property, plant and equipment	174,438
Other	1,018
Net working capital	(449)
Net assets acquired	$ 175,007